Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plan [Abstract]
Employee Benefit Plans

18. Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor’s expense for these benefits totaled $60.5 million in 2015 ($110.1 million in 2014 and $71.7 million in 2013). The related liability for these benefits is included in salaries, wages and related accruals.

Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the consolidated balance sheets, totaled $15.6 million at December 31, 2015 ($14.1 million at December 31, 2014). The expense associated with this early retiree medical plan totaled $1.1 million in 2015 (benefits of $0.6 million in 2014 and 2013.)

The discount rate used was 4.4% in 2015 (3.8% in 2014 and 4.6% in 2013). The health care cost increase trend rate used was 7.1% in 2015 (6.5% in 2014 and 6.6% in 2013). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2037.